Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000009521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Research Fund (Class A) — With sales charge
Accumulated Value	[1]	$ 9,525		$ 11,703	$ 13,451	$ 13,713	$ 15,567	$ 20,286	$ 17,100	$ 20,475	$ 24,295	$ 28,925	$ 36,280
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value		$ 10,000		$ 11,604	$ 13,488	$ 14,566	$ 16,308	$ 22,253	$ 21,220	$ 23,983	$ 29,295	$ 34,079	$ 40,747

[1]	Reflects 4.75% front-end sales charge.